Derivative Currency swap forward contract List (Details) - 12 months ended Dec. 31, 2019 - Currency forward contracts € in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	EUR (€)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Apr. 10, 2014	Apr. 10, 2014	Apr. 10, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 55,120
Contract Amount Receive | $		$ 52,000
Contract exchange rate	1,060	1,060	1,060
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Apr. 28, 2014	Apr. 28, 2014	Apr. 28, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 50,784
Contract Amount Receive | $		$ 48,000
Contract exchange rate	1,058	1,058	1,058
Derivative Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Apr. 29, 2014	Apr. 29, 2014	Apr. 29, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 105,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,054	1,054	1,054
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	May 09, 2014	May 09, 2014	May 09, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 104,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,046	1,046	1,046
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 22, 2017	Dec. 22, 2017	Dec. 22, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 105,079
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,050.79	1,050.79	1,050.79
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 104,849
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49	1,048.49
Derivative Counterparty	Citibank	Citibank	Citibank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Jan. 23, 2020	Jan. 23, 2020	Jan. 23, 2020
Contract Amount Pay	₩ 12,943
Contract Amount Receive | $		$ 11,167
Contract exchange rate	1,159.1	1,159.1	1,159.1
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 17, 2019	Dec. 17, 2019	Dec. 17, 2019
Matrurity date	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020
Contract Amount Pay	₩ 73,871
Contract Amount Receive | €			€ 56,800
Contract exchange rate	1,300.57	1,300.57	1,300.57
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 02, 2019	Dec. 02, 2019	Dec. 02, 2019
Matrurity date	Jan. 03, 2020	Jan. 03, 2020	Jan. 03, 2020
Contract Amount Pay	₩ 9,436
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,179.55	1,179.55	1,179.55
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 03, 2019	Dec. 03, 2019	Dec. 03, 2019
Matrurity date	Jan. 06, 2020	Jan. 06, 2020	Jan. 06, 2020
Contract Amount Pay	₩ 9,482
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,185.25	1,185.25	1,185.25
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 04, 2019	Dec. 04, 2019	Dec. 04, 2019
Matrurity date	Jan. 07, 2020	Jan. 07, 2020	Jan. 07, 2020
Contract Amount Pay	₩ 8,350
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,192.82	1,192.82	1,192.82
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract date	Dec. 05, 2019	Dec. 05, 2019	Dec. 05, 2019
Matrurity date	Jan. 09, 2020	Jan. 09, 2020	Jan. 09, 2020
Contract Amount Pay	₩ 11,895
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,189.45	1,189.45	1,189.45
Derivative Counterparty	CCB	CCB	CCB
Contract date	Dec. 05, 2019	Dec. 05, 2019	Dec. 05, 2019
Matrurity date	Jan. 09, 2020	Jan. 09, 2020	Jan. 09, 2020
Contract Amount Pay	₩ 11,895
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,189.5	1,189.5	1,189.5
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 06, 2019	Dec. 06, 2019	Dec. 06, 2019
Matrurity date	Jan. 10, 2020	Jan. 10, 2020	Jan. 10, 2020
Contract Amount Pay	₩ 11,891
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,189.05	1,189.05	1,189.05
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Dec. 09, 2019	Dec. 09, 2019	Dec. 09, 2019
Matrurity date	Jan. 13, 2020	Jan. 13, 2020	Jan. 13, 2020
Contract Amount Pay	₩ 11,885
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,188.47	1,188.47	1,188.47
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 10, 2019	Dec. 10, 2019	Dec. 10, 2019
Matrurity date	Jan. 14, 2020	Jan. 14, 2020	Jan. 14, 2020
Contract Amount Pay	₩ 11,912
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,191.23	1,191.23	1,191.23
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 11, 2019	Dec. 11, 2019	Dec. 11, 2019
Matrurity date	Jan. 15, 2020	Jan. 15, 2020	Jan. 15, 2020
Contract Amount Pay	₩ 11,925
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,192.5	1,192.5	1,192.5
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 11, 2019	Dec. 11, 2019	Dec. 11, 2019
Matrurity date	Jan. 15, 2020	Jan. 15, 2020	Jan. 15, 2020
Contract Amount Pay	₩ 5,962
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,192.45	1,192.45	1,192.45
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 11, 2019	Dec. 11, 2019	Dec. 11, 2019
Matrurity date	Jan. 15, 2020	Jan. 15, 2020	Jan. 15, 2020
Contract Amount Pay	₩ 5,963
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,192.5	1,192.5	1,192.5
Derivative Counterparty	CCB	CCB	CCB
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 7,118
Contract Amount Receive | $		$ 6,000
Contract exchange rate	1,186.35	1,186.35	1,186.35
Derivative Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Matrurity date	Jan. 17, 2020	Jan. 17, 2020	Jan. 17, 2020
Contract Amount Pay	₩ 5,854
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,170.85	1,170.85	1,170.85
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 19, 2019	Dec. 19, 2019	Dec. 19, 2019
Matrurity date	Jan. 22, 2020	Jan. 22, 2020	Jan. 22, 2020
Contract Amount Pay	₩ 11,636
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,163.55	1,163.55	1,163.55
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 19, 2019	Dec. 19, 2019	Dec. 19, 2019
Matrurity date	Jan. 22, 2020	Jan. 22, 2020	Jan. 22, 2020
Contract Amount Pay	₩ 11,635
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,163.45	1,163.45	1,163.45
Derivative Counterparty	CCB	CCB	CCB
Contract date	Dec. 27, 2019	Dec. 27, 2019	Dec. 27, 2019
Matrurity date	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2020
Contract Amount Pay	₩ 11,597
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,159.65	1,159.65	1,159.65
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Feb. 03, 2020	Feb. 03, 2020	Feb. 03, 2020
Contract Amount Pay	₩ 5,786
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,157.2	1,157.2	1,157.2
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 18, 2019	Dec. 18, 2019	Dec. 18, 2019
Matrurity date	Jan. 07, 2020	Jan. 07, 2020	Jan. 07, 2020
Contract Amount Pay	₩ 9,901
Contract Amount Receive | $		$ 8,500
Contract exchange rate	1,164.86	1,164.86	1,164.86
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 13, 2019	Dec. 13, 2019	Dec. 13, 2019
Matrurity date	Jan. 07, 2020	Jan. 07, 2020	Jan. 07, 2020
Contract Amount Pay	₩ 4,678
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,169.45	1,169.45	1,169.45
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 07, 2020	Jan. 07, 2020	Jan. 07, 2020
Contract Amount Pay	₩ 8,136
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,162.23	1,162.23	1,162.23
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 27, 2019	Dec. 27, 2019	Dec. 27, 2019
Matrurity date	Jan. 13, 2020	Jan. 13, 2020	Jan. 13, 2020
Contract Amount Pay	₩ 3,480
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,160.1	1,160.1	1,160.1
Derivative Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 27, 2019	Dec. 27, 2019	Dec. 27, 2019
Matrurity date	Jan. 13, 2020	Jan. 13, 2020	Jan. 13, 2020
Contract Amount Pay	₩ 8,701
Contract Amount Receive | $		$ 7,500
Contract exchange rate	1,160.1	1,160.1	1,160.1
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Jan. 23, 2020	Jan. 23, 2020	Jan. 23, 2020
Contract Amount Pay	₩ 4,630
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,157.4	1,157.4	1,157.4
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 4,739
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,184.85	1,184.85	1,184.85
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 3,558
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,186	1,186	1,186
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 17, 2019	Dec. 17, 2019	Dec. 17, 2019
Matrurity date	Jan. 21, 2020	Jan. 21, 2020	Jan. 21, 2020
Contract Amount Pay	₩ 5,823
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,164.6	1,164.6	1,164.6
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 17, 2019	Dec. 17, 2019	Dec. 17, 2019
Matrurity date	Jan. 21, 2020	Jan. 21, 2020	Jan. 21, 2020
Contract Amount Pay	₩ 5,824
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,164.7	1,164.7	1,164.7
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 22, 2020	Jan. 22, 2020	Jan. 22, 2020
Contract Amount Pay	₩ 2,290
Contract Amount Receive | $		$ 1,975
Contract exchange rate	1,159.48	1,159.48	1,159.48
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 22, 2020	Jan. 22, 2020	Jan. 22, 2020
Contract Amount Pay	₩ 11,605
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,160.5	1,160.5	1,160.5
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Feb. 03, 2020	Feb. 03, 2020	Feb. 03, 2020
Contract Amount Pay	₩ 5,778
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,155.65	1,155.65	1,155.65
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Feb. 03, 2020	Feb. 03, 2020	Feb. 03, 2020
Contract Amount Pay	₩ 5,777
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,155.3	1,155.3	1,155.3
Derivative Counterparty	HSBC	HSBC	HSBC
Contract date	Dec. 13, 2019	Dec. 13, 2019	Dec. 13, 2019
Matrurity date	Sep. 10, 2020	Sep. 10, 2020	Sep. 10, 2020
Contract Amount Pay	₩ 46,580
Contract Amount Receive | $		$ 40,000
Contract exchange rate	1,164.5	1,164.5	1,164.5
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 13, 2019	Dec. 13, 2019	Dec. 13, 2019
Matrurity date	Sep. 10, 2020	Sep. 10, 2020	Sep. 10, 2020
Contract Amount Pay	₩ 34,959
Contract Amount Receive | $		$ 30,000
Contract exchange rate	1,165.3	1,165.3	1,165.3
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Matrurity date	Dec. 03, 2020	Dec. 03, 2020	Dec. 03, 2020
Contract Amount Pay	₩ 11,657
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,165.7	1,165.7	1,165.7
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Matrurity date	Dec. 03, 2020	Dec. 03, 2020	Dec. 03, 2020
Contract Amount Pay	₩ 23,324
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,166.2	1,166.2	1,166.2
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 17, 2019	Dec. 17, 2019	Dec. 17, 2019
Matrurity date	Jan. 10, 2020	Jan. 10, 2020	Jan. 10, 2020
Contract Amount Pay	₩ 10,537
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,170.8	1,170.8	1,170.8
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 19, 2019	Dec. 19, 2019	Dec. 19, 2019
Matrurity date	Jan. 13, 2020	Jan. 13, 2020	Jan. 13, 2020
Contract Amount Pay	₩ 9,314
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,164.3	1,164.3	1,164.3
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 24, 2019	Dec. 24, 2019	Dec. 24, 2019
Matrurity date	Jan. 04, 2020	Jan. 04, 2020	Jan. 04, 2020
Contract Amount Pay	₩ 5,228
Contract Amount Receive | $		$ 4,500
Contract exchange rate	1,161.85	1,161.85	1,161.85
Derivative Counterparty	HSBC	HSBC	HSBC
Contract date	Dec. 26, 2019	Dec. 26, 2019	Dec. 26, 2019
Matrurity date	Jan. 23, 2020	Jan. 23, 2020	Jan. 23, 2020
Contract Amount Pay	₩ 10,443
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,160.3	1,160.3	1,160.3
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Jan. 23, 2020	Jan. 23, 2020	Jan. 23, 2020
Contract Amount Pay	₩ 4,624
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,155.9	1,155.9	1,155.9
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 03, 2019	Dec. 03, 2019	Dec. 03, 2019
Matrurity date	Jan. 06, 2020	Jan. 06, 2020	Jan. 06, 2020
Contract Amount Pay	₩ 315
Contract Amount Receive | $		$ 266
Contract exchange rate	1,186.05	1,186.05	1,186.05
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 06, 2019	Dec. 06, 2019	Dec. 06, 2019
Matrurity date	Jan. 10, 2020	Jan. 10, 2020	Jan. 10, 2020
Contract Amount Pay	₩ 4,393
Contract Amount Receive | $		$ 3,700
Contract exchange rate	1,187.35	1,187.35	1,187.35
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Dec. 06, 2019	Dec. 06, 2019	Dec. 06, 2019
Matrurity date	Jan. 10, 2020	Jan. 10, 2020	Jan. 10, 2020
Contract Amount Pay	₩ 4,761
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,190.35	1,190.35	1,190.35
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 10, 2019	Dec. 10, 2019	Dec. 10, 2019
Matrurity date	Jan. 13, 2020	Jan. 13, 2020	Jan. 13, 2020
Contract Amount Pay	₩ 1,491
Contract Amount Receive | $		$ 1,250
Contract exchange rate	1,192.70	1,192.70	1,192.70
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 8,303
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,186.10	1,186.10	1,186.10
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 5,930
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,185.95	1,185.95	1,185.95
Derivative Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 5,931
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,186.20	1,186.20	1,186.20
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 12, 2019	Dec. 12, 2019	Dec. 12, 2019
Matrurity date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Contract Amount Pay	₩ 6,525
Contract Amount Receive | $		$ 5,500
Contract exchange rate	1,186.30	1,186.30	1,186.30
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Matrurity date	Jan. 21, 2020	Jan. 21, 2020	Jan. 21, 2020
Contract Amount Pay	₩ 9,367
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,170.90	1,170.90	1,170.90
Derivative Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 17, 2019	Dec. 17, 2019	Dec. 17, 2019
Matrurity date	Jan. 21, 2020	Jan. 21, 2020	Jan. 21, 2020
Contract Amount Pay	₩ 4,648
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,162.00	1,162.00	1,162.00
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 19, 2019	Dec. 19, 2019	Dec. 19, 2019
Matrurity date	Jan. 23, 2020	Jan. 23, 2020	Jan. 23, 2020
Contract Amount Pay	₩ 6,055
Contract Amount Receive | $		$ 5,200
Contract exchange rate	1,164.40	1,164.40	1,164.40
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 28, 2020	Jan. 28, 2020	Jan. 28, 2020
Contract Amount Pay	₩ 9,414
Contract Amount Receive | $		$ 8,100
Contract exchange rate	1,162.20	1,162.20	1,162.20
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 28, 2020	Jan. 28, 2020	Jan. 28, 2020
Contract Amount Pay	₩ 4,939
Contract Amount Receive | $		$ 4,250
Contract exchange rate	1,162.15	1,162.15	1,162.15
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Matrurity date	Jan. 28, 2020	Jan. 28, 2020	Jan. 28, 2020
Contract Amount Pay	₩ 5,806
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,161.25	1,161.25	1,161.25
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 26, 2019	Dec. 26, 2019	Dec. 26, 2019
Matrurity date	Jan. 30, 2020	Jan. 30, 2020	Jan. 30, 2020
Contract Amount Pay	₩ 7,539
Contract Amount Receive | $		$ 6,500
Contract exchange rate	1,159.85	1,159.85	1,159.85
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 26, 2019	Dec. 26, 2019	Dec. 26, 2019
Matrurity date	Jan. 30, 2020	Jan. 30, 2020	Jan. 30, 2020
Contract Amount Pay	₩ 4,060
Contract Amount Receive | $		$ 3,500
Contract exchange rate	1,159.90	1,159.90	1,159.90
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 30, 2019	Dec. 30, 2019	Dec. 30, 2019
Matrurity date	Feb. 03, 2020	Feb. 03, 2020	Feb. 03, 2020
Contract Amount Pay	₩ 4,049
Contract Amount Receive | $		$ 3,500
Contract exchange rate	1,156.80	1,156.80	1,156.80
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019
Matrurity date	Jul. 14, 2020	Jul. 14, 2020	Jul. 14, 2020
Contract Amount Pay	₩ 4,993
Contract Amount Receive | $		$ 4,257
Contract exchange rate	1,173.00	1,173.00	1,173.00